SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 271,585
Total other comprehensive income (loss), net of tax	3,907	$ (6,575)	$ 1,114
Balance	139,213	271,585
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	110	539
Other comprehensive income (loss) before reclassifications	4,083	71
Amounts reclassified from AOCI	(4,193)	(500)
Total other comprehensive income (loss), net of tax	(110)	(429)
Balance	0	110	539
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(14,980)	(8,941)
Other comprehensive income (loss) before reclassifications	4,106	(6,039)
Amounts reclassified from AOCI	0	0
Total other comprehensive income (loss), net of tax	4,106	(6,039)
Balance	(10,874)	(14,980)	(8,941)
Total [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(14,870)	(8,402)
Other comprehensive income (loss) before reclassifications	8,189	(5,968)
Amounts reclassified from AOCI	(4,193)	(500)
Total other comprehensive income (loss), net of tax	3,996	(6,468)
Balance	$ (10,874)	$ (14,870)	$ (8,402)